UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21549


                          Energy Income and Growth Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Proxy Voting Record



                                                                  Agenda
Shares                              Security  Meeting    Meeting  Item                                            Mgmt     Vote
Voted     Company           Ticker  ID        Date       Type     Number  Agenda Item                   Proponent Rec      Cast
-------   ----------------  ------  --------  ---------  -------  ------  ----------------------------  --------- -------  -----
 50,000   AltaGas Income    ALA.U   21360102  4/24/2008  AGM           1  Elect David W. Cornhill,      Mgmt      For      For
          Trust                                                           Allan L. Edgeworth, Denis
                                                                          C. Fonteyne, Daryl H.
                                                                          Gilbert, Robert B.
                                                                          Hodgins, Myron F. Kanik,
                                                                          David F. Mackie and M.
                                                                          Neil McCrank as Directors

 50,000   AltaGas Income    ALA.U   21360102  4/24/2008  AGM           2  Appoint Ernst & Young LLP     Mgmt      For      For
          Trust                                                           as Auditors and Authorize
                                                                          the directors of the
                                                                          General Partner to Fix
                                                                          Their Remuneration

238,050   Copano Energy     CPNO    217202100 3/13/2008  EGM           1  Approve Conversion of         Mgmt      For      For
          LLC                                                             Class E Units into Common
                                                                          Units

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.1  Elect Director James G.       Mgmt      For      For
          LLC                                                             Crump

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.2  Elect Director Ernie L.       Mgmt      For      For
          LLC                                                             Danner

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.3  Elect Director John R.        Mgmt      For      For
          LLC                                                             Eckel, Jr.

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.4  Elect Director Scott A.       Mgmt      For      For
          LLC                                                             Griffiths

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.5  Elect Director Michael L.     Mgmt      For      For
          LLC                                                             Johnson

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.6  Elect Director T. William     Mgmt      For      For
          LLC                                                             Porter

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM         1.7  Elect Director William L.     Mgmt      For      For
          LLC                                                             Thacker

238,050   Copano Energy     CPNO    217202100 5/15/2008  AGM           2  Ratify Auditors               Mgmt      For      For
          LLC

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.1  Elect Director David A.       Mgmt      For      For
                                                                          Arledge

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.2  Elect Director James J.       Mgmt      For      For
                                                                          Blanchard

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.3  Elect Director J. Lorne       Mgmt      For      For
                                                                          Braithwaite

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.4  Elect Director Patrick D.     Mgmt      For      For
                                                                          Daniel

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.5  Elect Director J. Herb        Mgmt      For      For
                                                                          England

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.6  Elect Director David A.       Mgmt      For      For
                                                                          Leslie

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.7  Elect Director Robert W.      Mgmt      For      For
                                                                          Martin

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.8  Elect Director George K.      Mgmt      For      For
                                                                          Petty

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.9  Elect Director Charles E.     Mgmt      For      For
                                                                          Shultz

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX         1.1  Elect Director Dan C.         Mgmt      For      Withhold
                                                                          Tutcher

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX        1.11  Elect Director Catherine      Mgmt      For      For
                                                                          L. Williams

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX           2  Approve                       Mgmt      For      For
                                                                          PricewaterhouseCoopers LLP
                                                                          as Auditors and Authorize
                                                                          Board to Fix Their
                                                                          Remuneration

113,000   Enbridge Inc.     ENB     29250N105 5/7/2008   MIX           3  Approve Shareholder Rights    Mgmt      For      For
                                                                          Plan

597,388   Enterprise        EPD     293792107 1/29/2008  EGM           1  Approve Omnibus Stock Plan    Mgmt      For      For
          Products
          Partners L.P.

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM           1  Ratify Deloitte & Touche      Mgmt      For      For
          Facilities                                                      LLP as Auditors
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.1  Elect as Director - James     Mgmt      For      For
          Facilities                                                      V Bertram
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.2  Elect as Director - Robert    Mgmt      For      For
          Facilities                                                      B Catell
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.3  Elect as Director -           Mgmt      For      For
          Facilities                                                      Michael B C Davies
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.4  Elect as Director - Nancy     Mgmt      For      For
          Facilities                                                      M Laird
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.5  Elect as Director - E         Mgmt      For      For
          Facilities                                                      Peter Lougheed
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.6  Elect as Director - Donald    Mgmt      For      For
          Facilities                                                      J Nelson
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.7  Elect as Director - H Neil    Mgmt      For      For
          Facilities                                                      Nichols
          Income Fund



Page 1


 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.8  Elect as Director -           Mgmt      For      For
          Facilities                                                      William R Stedman
          Income Fund

 81,800   Keyera            KEY.U   493272108 5/13/2008  AGM         2.9  Elect as Director - Wesley    Mgmt      For      For
          Facilities                                                      R Twiss
          Income Fund

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM         1.1  Elect Director Michael C.     Mgmt      For      For
          LLC                                                             Linn

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM         1.2  Elect Director George A.      Mgmt      For      For
          LLC                                                             Alcorn

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM         1.3  Elect Director Terrence S.    Mgmt      For      For
          LLC                                                             Jacobs

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM         1.4  Elect Director Jeffrey C.     Mgmt      For      For
          LLC                                                             Swoveland

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM         1.5  Elect Director Joseph P.      Mgmt      For      For
          LLC                                                             McCoy

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM           2  Ratify Auditors               Mgmt      For      For
          LLC

143,633   Linn Energy,      LINE    536020100 5/29/2008  AGM           3  Amend Omnibus Stock Plan      Mgmt      For      For
          LLC

 23,211   Macquarie         MIC     55608B105 5/27/2008  AGM         1.1  Elect Director Norman H.      Mgmt      For      For
          Infrastructure                                                  Brown, Jr.
          Co LLC

 23,211   Macquarie         MIC     55608B105 5/27/2008  AGM         1.2  Elect Director George W.      Mgmt      For      For
          Infrastructure                                                  Carmany, III
          Co LLC

 23,211   Macquarie         MIC     55608B105 5/27/2008  AGM         1.3  Elect Director William H.     Mgmt      For      For
          Infrastructure                                                  Webb
          Co LLC

 23,211   Macquarie         MIC     55608B105 5/27/2008  AGM           2  Ratify Auditors               Mgmt      For      For
          Infrastructure
          Co LLC

437,756   Magellan          MMP     559080106 4/23/2008  AGM         1.1  Elect Director James R.       Mgmt      For      For
          Midstream                                                       Montague
          Partners LP

437,756   Magellan          MMP     559080106 4/23/2008  AGM         1.2  Elect Director Don R.         Mgmt      For      For
          Midstream                                                       Wellendorf
          Partners LP

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           1  Approve Merger Agreement      Mgmt      For      Against
          Energy
          Partners L.P.

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           2  Issue Shares in Connection    Mgmt      For      Against
          Energy                                                          with Acquisition
          Partners L.P.

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           3  Approve Conversion of         Mgmt      For      Against
          Energy                                                          Securities
          Partners L.P.

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           4  Approve the Third Amended     Mgmt      For      Abstain
          Energy                                                          and Restated Agreement of
          Partners L.P.                                                   Limited Partnership

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           5  Approve Omnibus Stock Plan    Mgmt      For      Abstain
          Energy
          Partners L.P.

126,719   MarkWest          MWE     570759100 2/21/2008  EGM           6  Adjourn Meeting               Mgmt      For      Abstain
          Energy
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.1  Elect Director John M. Fox    Mgmt      For      For
          Energy
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.2  Elect Director Keith E.       Mgmt      For      For
          Energy                                                          Bailey
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.3  Elect Director Michael L.     Mgmt      For      For
          Energy                                                          Beatty
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.4  Elect Director Charles K.     Mgmt      For      For
          Energy                                                          Dempster
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.5  Elect Director Donald C.      Mgmt      For      For
          Energy                                                          Heppermann
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.6  Elect Director William A.     Mgmt      For      For
          Energy                                                          Kellstrom
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.7  Elect Director Anne E. Fox    Mgmt      For      For
          Energy                                                          Mounsey
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.8  Elect Director William P.     Mgmt      For      For
          Energy                                                          Nicoletti
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.9  Elect Director Frank M.       Mgmt      For      For
          Energy                                                          Semple
          Partners L.P.

120,719   MarkWest          MWE     570759100 6/4/2008   AGM         1.1  Elect Director Donald D.      Mgmt      For      For
          Energy                                                          Wolf
          Partners L.P.



Page 2


120,719   MarkWest          MWE     570759100 6/4/2008   AGM           2  Ratify Auditors               Mgmt      For      For
          Energy
          Partners L.P.

105,000   Mullen Group      MTL.U   625281100 5/5/2008   AGM           1  Fix Number of Directors at    Mgmt      For      For
          Income Fund                                                     Nine and Elect Alan D.
                                                                          Archibald, Greg Bay,
                                                                          Steven C. Grant, Dennis J.
                                                                          Hoffman, Stephen H.
                                                                          Lockwood, Murray K.
                                                                          Mullen, Richard E.
                                                                          Peterson, Patrick G.
                                                                          Powell and Bruce W.
                                                                          Simpson as Directors of
                                                                          Mullen Group Inc.

105,000   Mullen Group      MTL.U   625281100 5/5/2008   AGM           2  Approve KPMG LLP as           Mgmt      For      For
          Income Fund                                                     Auditors and Authorize
                                                                          Board to Fix Their
                                                                          Remuneration

105,000   Mullen Group      MTL.U   625281100 5/5/2008   AGM           3  Approve CIBC Mellon Trust     Mgmt      For      For
          Income Fund                                                     Company as Trustee of the
                                                                          Trust

145,000   Newalta Income    NAL.U   65020R109 5/13/2008  MIX           1  Approve Deloitte & Touche     Mgmt      For      For
          Fund                                                            LLP as Auditors and
                                                                          Authorize Board to Fix
                                                                          Their Remuneration

145,000   Newalta Income    NAL.U   65020R109 5/13/2008  MIX           2  Elect Alan P. Cadotte,        Mgmt      For      For
          Fund                                                            Robert M. MacDonald, R.
                                                                          Vance Milligan, Felix
                                                                          Pardo, R.H. (Dick) Pinder,
                                                                          Gordon E. Pridham, Clayton
                                                                          H. Riddell, Ronald L.
                                                                          Sifton and Barry D.
                                                                          Stewart as Trustees

145,000   Newalta Income    NAL.U   65020R109 5/13/2008  MIX           3  Approve Shareholder Rights    Mgmt      For      For
          Fund                                                            Plan

 36,100   NGP Capital       NGPC    62912R107 5/14/2008  AGM         1.1  Elect Director Edward W.      Mgmt      For      For
          Resources                                                       Blessing
          Company

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.1  Elect Director James C. Day   Mgmt      For      For

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.2  Elect Director David L.       Mgmt      For      For
                                                                          Kyle

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.3  Elect Director Bert H.        Mgmt      For      For
                                                                          Mackie

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.4  Elect Director Jim W. Mogg    Mgmt      For      For

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.5  Elect Director Mollie B.      Mgmt      For      For
                                                                          Williford

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM         1.6  Elect Director Julie H.       Mgmt      For      For
                                                                          Edwards

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           2  Approve Decrease in Size      Mgmt      For      For
                                                                          of Board

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           3  Declassify the Board of       Mgmt      For      For
                                                                          Directors

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           4  Amend Omnibus Stock Plan      Mgmt      For      Against

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           5  Amend Qualified Employee      Mgmt      For      For
                                                                          Stock Purchase Plan

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           6  Amend Restricted Stock Plan   Mgmt      For      Against

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           7  Ratify Auditors               Mgmt      For      For

178,000   Oneok, Inc.       OKE     682680103 5/15/2008  AGM           8  Adopt Quantitative GHG        ShrHoldr  Against  Against
                                                                          Goals From Operations

 40,000   Pembina           PIF.U   706329109 5/1/2008   MIX           1  Elect David A. Bissett,       Mgmt      For      For
          Pipeline                                                        Allan L. Edgeworth,
          Income Fund                                                     Randall J. Findlay, Lorne
                                                                          B. Gordon, Myron F. Kanik,
                                                                          Robert B. Michaleski and
                                                                          Robert F. Taylor as
                                                                          Directors of Pembina
                                                                          Pipeline Corporation

 40,000   Pembina           PIF.U   706329109 5/1/2008   MIX           2  Approve KPMG LLP as           Mgmt      For      For
          Pipeline                                                        Auditors and Authorize
          Income Fund                                                     Board to Fix Their
                                                                          Remuneration

 40,000   Pembina           PIF.U   706329109 5/1/2008   MIX           3  Approve Unitholder Rights     Mgmt      For      For
          Pipeline                                                        Plan
          Income Fund

 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           1  Fix Number of Directors at    Mgmt      For      For
          Technology                                                      Six
          Income Fund

 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           2  Elect John M. Hooks, J.       Mgmt      For      For
          Technology                                                      Cameron Bailey, Randolph
          Income Fund                                                     M. Charron, James K. Gray,
                                                                          J.G. (Jeff) Lawson and
                                                                          Myron A. Tetreault as
                                                                          Directors of Phoenix
                                                                          Technology Services Inc.

 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           3  Approve KPMG LLP as           Mgmt      For      For
          Technology                                                      Auditors and Authorize
          Income Fund                                                     Board to Fix Their
                                                                          Remuneration

 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           1  Fix Number of Directors at    Mgmt      For      For
          Technology                                                      Six
          Income Fund



Page 3


 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           2  Elect John M. Hooks, J.       Mgmt      For      For
          Technology                                                      Cameron Bailey, Randolph
          Income Fund                                                     M. Charron, James K. Gray,
                                                                          J.G. (Jeff) Lawson and
                                                                          Myron A. Tetreault as
                                                                          Directors of Phoenix
                                                                          Technology Services Inc.

 41,600   Phoenix           PHX.U   71915R105 5/8/2008   AGM           3  Approve KPMG LLP as           Mgmt      For      For
          Technology                                                      Auditors and Authorize
          Income Fund                                                     Board to Fix Their
                                                                          Remuneration

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM         1.1  Elect Director Paul M.        Mgmt      For      For
          Corp.                                                           Anderson

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM         1.2  Elect Director Austin A.      Mgmt      For      For
          Corp.                                                           Adams

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM         1.3  Elect Director F. Anthony     Mgmt      For      For
          Corp.                                                           Comper

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM         1.4  Elect Director Michael        Mgmt      For      For
          Corp.                                                           McShane

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM           2  Amend Omnibus Stock Plan      Mgmt      For      For
          Corp.

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM           3  Approve Executive             Mgmt      For      For
          Corp.                                                           Incentive Bonus Plan

354,100   Spectra Energy    SE      847560109 5/8/2008   AGM           4  Ratify Auditors               Mgmt      For      For
          Corp.

155,300   The Williams      WMB     969457100 5/15/2008  AGM           1  Elect Director Joseph R.      Mgmt      For      For
          Companies, Inc.                                                 Cleveland

155,300   The Williams      WMB     969457100 5/15/2008  AGM           2  Elect Director Juanita H.     Mgmt      For      For
          Companies, Inc.                                                 Hinshaw

155,300   The Williams      WMB     969457100 5/15/2008  AGM           3  Elect Director Frank T.       Mgmt      For      For
          Companies, Inc.                                                 Macinnis

155,300   The Williams      WMB     969457100 5/15/2008  AGM           4  Elect Director Steven J.      Mgmt      For      For
          Companies, Inc.                                                 Malcolm

155,300   The Williams      WMB     969457100 5/15/2008  AGM           5  Elect Director Janice D.      Mgmt      For      For
          Companies, Inc.                                                 Stoney

155,300   The Williams      WMB     969457100 5/15/2008  AGM           6  Ratify Auditors               Mgmt      For      For
          Companies, Inc.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               ENERGY INCOME AND GROWTH FUND
                           -----------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 29, 2008
                           -------------------------

* Print the name and title of each signing officer under his or her signature.